Financial risk management objectives and policies - Hedge accounting (Details) € in Millions, ¥ in Millions, £ in Millions, ¥ in Billions	1 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($) JPY (¥)	Dec. 31, 2019 USD ($) JPY (¥) CNY (¥) EUR (€) GBP (£)	Dec. 31, 2018 USD ($) JPY (¥) CNY (¥) EUR (€) GBP (£)	Dec. 31, 2017 USD ($) JPY (¥) CNY (¥) EUR (€) GBP (£)
Disclosure of detailed information about hedges
Borrowings		$ 18,227,000,000	$ 19,113,000,000	$ 17,807,000,000
Hedging instrument
Total carrying value		18,227,000,000	19,113,000,000	17,807,000,000
Hedged item
Net cash inflow		194,000,000	405,000,000	(345,000,000)
Instruments in a fair value hedge relationship
Hedging instrument
Total carrying value		339,000,000	346,000,000	900,000,000
Hedged item
Hedge ineffectiveness for the period		3,000,000	(3,000,000)
Instruments designated in cash flow hedge
Hedging instrument
Total carrying value		$ 2,447,000,000	$ 2,495,000,000	$ 2,602,000,000
Investments in foreign operations
Hedging instrument
Nominal amounts in local currency | £				350
Investments in foreign operations | Group's GBP denominated net assets
Hedging instrument
Nominal amounts in local currency | £		350	350
Total carrying value		$ 457,000,000	$ 443,000,000	$ 468,000,000
Opening balance		265,000,000	240,000,000	281,000,000
Fair value (gain)/loss deferred to OCI		14,000,000	(25,000,000)	41,000,000
Closing balance		$ 251,000,000	$ 265,000,000	$ 240,000,000
Average pay interest rate		5.75%	5.75%	5.75%
Investments in foreign operations | Group's EUR denominated net assets
Hedging instrument
Nominal amounts in local currency | €		450	450	450
Total carrying value		$ 498,000,000	$ 508,000,000	$ 586,000,000
Opening balance		(44,000,000)	(65,000,000)
Fair value (gain)/loss deferred to OCI		(10,000,000)	(21,000,000)	65,000,000
Closing balance		$ (34,000,000)	$ (44,000,000)	$ (65,000,000)
Average pay interest rate		0.88%	0.88%	0.88%
Investments in foreign operations | Transactions Matured pre 2017
Hedging instrument
Opening balance			$ 338,000,000	$ 338,000,000
Closing balance				338,000,000
Investments in foreign operations | Transactions Matured pre 2018
Hedging instrument
Opening balance		$ 338,000,000	338,000,000
Closing balance			338,000,000	$ 338,000,000
Investments in foreign operations | Transactions Matured pre 2019
Hedging instrument
Opening balance		356,000,000
Closing balance		$ 356,000,000	$ 356,000,000
Contingent consideration | Investments in foreign operations
Hedging instrument
Nominal amounts in local currency		5,583,000,000	6,015,000,000	6,379,000,000
Total carrying value		$ 5,583,000,000	$ 6,015,000,000	$ 6,379,000,000
Opening balance		(1,805,000,000)	(1,239,000,000)	(1,850,000,000)
Fair value (gain)/loss deferred to OCI		248,000,000	566,000,000	(611,000,000)
Closing balance		$ (2,053,000,000)	$ (1,805,000,000)	$ (1,239,000,000)
Interest rate swaps | Instruments in a fair value hedge relationship | Group's EUR denominated net assets
Hedging instrument
Nominal amounts in local currency | €		300	300	300
Interest rate swaps | Instruments in a fair value hedge relationship | Group's EUR denominated net assets | Floating rate
Hedging instrument
Adjustment to interest rate basis		1.27%	1.27%	1.27%
Interest rate swaps | Instruments designated in cash flow hedge | Group's EUR denominated net assets
Hedging instrument
Nominal amounts in local currency | €		2,200	2,200	2,200
Average pay interest rate		2.69%	2.69%	2.69%
Interest rate swaps | Investments in foreign operations | Group's JPY denominated net assets
Hedging instrument
Nominal amounts in local currency | ¥	58.5		58.5	58.5
Average pay interest rate			0.35%	0.35%
Interest rate swaps | Investments in foreign operations | Group's CNY denominated net assets
Hedging instrument
Nominal amounts in local currency | ¥		458
Average pay interest rate		4.80%
Interest rate swaps one | Investments in foreign operations | Group's JPY denominated net assets
Hedging instrument
Nominal amounts in local currency | ¥	58.5	58.5
Average pay interest rate		0.35%
Hedged item
Net cash inflow	$ 209,000,000
Interest rate swaps one | Investments in foreign operations | Group's CNY denominated net assets
Hedging instrument
Nominal amounts in local currency | ¥			458	458
Average pay interest rate			4.80%	4.80%
Interest rate swaps two | Investments in foreign operations | Group's JPY denominated net assets
Hedging instrument
Nominal amounts in local currency | ¥		58.3
Average pay interest rate		1.53%
Interest rate swaps two | Investments in foreign operations | Group's CNY denominated net assets
Hedging instrument
Nominal amounts in local currency | ¥			919	919
Average pay interest rate			3.12%	3.12%
Cross currency swaps | Instruments in a fair value hedge relationship | Group's EUR denominated net assets
Hedging instrument
Total carrying value		$ 10,000,000	$ 16,000,000	$ 31,000,000
Average USD FX rate		1.09	1.09	1.09
Cross currency swaps | Instruments designated in cash flow hedge | Group's EUR denominated net assets
Hedging instrument
Total carrying value			$ 101,000,000	$ 197,000,000
Total carrying value		$ 13,000,000
Opening balance		92,000,000	76,000,000	80,000,000
Fair value (gain)/loss deferred to OCI		114,000,000	95,000,000	(311,000,000)
Fair value (gain)/loss recycled to the income statement		(52,000,000)	(111,000,000)	315,000,000
Closing balance		$ 30,000,000	$ 92,000,000	$ 76,000,000
Average USD FX rate		1.14	1.14	1.14
Cross currency swaps | Investments in foreign operations | Group's JPY denominated net assets
Hedging instrument
Total carrying value			$ 213,000,000	$ 223,000,000
Opening balance		$ 213,000,000	223,000,000	242,000,000
Fair value (gain)/loss deferred to OCI			10,000,000	19,000,000
Closing balance			$ 213,000,000	$ 223,000,000
Average USD FX rate			78.01	78.01
Cross currency swaps | Investments in foreign operations | Group's CNY denominated net assets
Hedging instrument
Total carrying value		1,000,000
Opening balance		(4,000,000)
Fair value (gain)/loss deferred to OCI		(3,000,000)
Closing balance		$ (1,000,000)	$ (4,000,000)
Average USD FX rate		6.68
Cross currency swap one | Investments in foreign operations | Group's JPY denominated net assets
Hedging instrument
Opening balance		$ 213,000,000
Fair value (gain)/loss deferred to OCI		4,000,000
Closing balance		$ 209,000,000	213,000,000
Average USD FX rate		78.01
Cross currency swap one | Investments in foreign operations | Group's CNY denominated net assets
Hedging instrument
Total carrying value			4,000,000	$ 4,000,000
Opening balance		$ (4,000,000)	(4,000,000)	7,000,000
Fair value (gain)/loss deferred to OCI				11,000,000
Closing balance			$ (4,000,000)	$ (4,000,000)
Average USD FX rate			6.68	6.68
Cross currency swap two | Investments in foreign operations | Group's JPY denominated net assets
Hedging instrument
Total carrying value		4,000,000
Fair value (gain)/loss deferred to OCI		(4,000,000)
Closing balance		$ 4,000,000
Average USD FX rate		108.03
Cross currency swap two | Investments in foreign operations | Group's CNY denominated net assets
Hedging instrument
Total carrying value				$ 12,000,000
Opening balance		$ 18,000,000	$ 12,000,000	29,000,000
Fair value (gain)/loss deferred to OCI			(6,000,000)	17,000,000
Closing balance			$ 18,000,000	$ 12,000,000
Average USD FX rate			6.09	6.09